UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 002-75526
File No. 811-03363

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _______	/ /

Post-Effective Amendment No. 76	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 76

(Check appropriate box or boxes.)

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 20th day of May, 2015.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		President/Chief Executive Officer (Principal	May 20, 2015
Patrick P. Coyne		Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	May 20, 2015
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	May 20, 2015
Ann D. Borowiec

Joseph W. Chow	*	Trustee	May 20, 2015
Joseph W. Chow

John A. Fry	*	Trustee	May 20, 2015
John A. Fry

Lucinda S. Landreth	*	Trustee	May 20, 2015
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	May 20, 2015
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	May 20, 2015
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	May 20, 2015
Janet L. Yeomans

J. Richard Zecher	*	Trustee	May 20, 2015
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	May 20, 2015
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware Group® Limited-Term Government Funds N-1A)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase